Description of Business, Organization, and Basis of Presentation (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)
Sincere Fame International Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	British Virgin Islands
Date of incorporation/establishment	Oct. 06, 2006
Registered capital | $		$ 1,230,434.04
Issued and fully paid up capital | $		$ 1,230,434.04
Percentage of equity attributable to the Group - Direct	100.00%	100.00%	100.00%
Percentage of equity attributable to the Group - Indirect
Principal activities	Investment Holding
Guangzhou Heze Information Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 16, 2010
Registered capital	¥ 20,000,000
Issued and fully paid up capital	¥ 20,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Software development and maintenance
Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Dec. 21, 1999
Registered capital | $			$ 400,000,000
Issued and fully paid up capital | $			$ 400,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Investment Holding
Shenzhen Fanhua United Investment Group Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Aug. 09, 2006
Registered capital	¥ 250,000,000
Issued and fully paid up capital	¥ 250,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Investment Holding
Guangzhou Anyu Mortgage Consulting Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jan. 23, 2003
Registered capital	¥ 2,220,000
Issued and fully paid up capital	¥ 2,220,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Micro credit and mortgage agency services
Chongqing Fengjie Financial Advisory Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jun. 13, 2010
Registered capital	¥ 500,000
Issued and fully paid up capital	¥ 500,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Financial consultancy
Guangzhou Chengze Information Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Dec. 11, 2006
Registered capital	¥ 3,000,000
Issued and fully paid up capital	¥ 3,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Software development and maintenance
Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Dec. 26, 2011
Registered capital | $		$ 30,000,000
Issued and fully paid up capital | $		$ 30,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Micro credit and mortgage agency services
Shenzhen Fanhua Micro-credit Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Mar. 15, 2012
Registered capital	¥ 300,000,000
Issued and fully paid up capital	¥ 300,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Micro credit and mortgage agency services
Shenzhen Fanhua Fund Management Services Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jun. 08, 2012
Registered capital	¥ 5,000,000
Issued and fully paid up capital	¥ 5,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Company register service
Beijing Lianxin Chuanghui Information Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Feb. 02, 2012
Registered capital | $			$ 10,000,000
Issued and fully paid up capital | $			$ 10,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Software development and maintenance
Shenzhen Fanlian Investment Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Nov. 26, 2012
Registered capital	¥ 30,000,000
Issued and fully paid up capital	¥ 30,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Investment Holding
Fanhua Financial Leasing (Shenzhen) Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 04, 2012
Registered capital | $		$ 10,000,000
Issued and fully paid up capital | $		$ 10,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Financial leasing
Shenzhen Fanhua Chengyu Finance Service Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Mar. 15, 2013
Registered capital	¥ 10,000,000
Issued and fully paid up capital	¥ 10,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Labour outsourcing services
Beijing Fanhua Qilin Capital Management Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Dec. 26, 2016
Registered capital	¥ 100,000,000
Issued and fully paid up capital	¥ 10,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	96.00%	96.00%	96.00%
Principal activities	Asset Management
Shijiazhuang Fanhua Financial Advisory Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jul. 27, 2017
Registered capital	¥ 2,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Financial Consultancy
Taizhou Fanhua Financial Advisory Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 28, 2017
Registered capital	¥ 500,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Financial Consultancy
Xuzhou Shenfanlian Enterprise Management Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Dec. 07, 2017
Registered capital	¥ 10,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Enterprise Management
Zhenjiang Fanhua Business Service Advisory Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Oct. 16, 2017
Registered capital	¥ 500,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Business Advisory
Nantong Shenfanlian Enterprise Management Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 08, 2017
Registered capital	¥ 5,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Enterprise Management
Jiaxing Fanhua Enterprise Management Advisory Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Feb. 07, 2018
Registered capital	¥ 500,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Enterprise Management
Baoding Fanjie Financial Advisory Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Feb. 09, 2018
Registered capital	¥ 500,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Financial Consultancy
Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jun. 22, 2018
Registered capital	¥ 500,000,000
Issued and fully paid up capital	¥ 36,210,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Enterprise Management
Fanxiaoxuan Cultural Media (Guangzhou) Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jul. 16, 2018
Registered capital	¥ 1,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Enterprise Management
China Financial Services Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	Hong Kong
Date of incorporation/establishment	Aug. 28, 2000
Registered capital | $			$ 100,000,000
Issued and fully paid up capital | $			$ 100,000,000
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Investment Holding
Guangzhou Fanze Information Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Feb. 27, 2019
Registered capital	¥ 10,000,000
Issued and fully paid up capital
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Software development and maintenance
Langfang Fanhua Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 09, 2019
Registered capital	¥ 200,000
Issued and fully paid up capital
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Software development and maintenance
Shenyang Fanhua Financial Advisory Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Nov. 18, 2019
Registered capital	¥ 1,000,000
Issued and fully paid up capital
Percentage of equity attributable to the Group - Direct
Percentage of equity attributable to the Group - Indirect	100.00%	100.00%	100.00%
Principal activities	Financial consultancy